Right of Use Assests, Net (Details) - Schedule of Right of Use - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Right of Use [Abstract]
Opening balance	$ 887,137	$ 1,077,845
Additions in the year	42,393	174,352
Translation adjustment	18,555	674
Other		(36,000)
Amortization in the year	(317,292)	(329,734)
Closing balance	$ 630,793	$ 887,137